Consolidated Statements of Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Revenue		$ 13,945	$ 11,420	$ 11,919
Operating Expenses
Electric fuel and other energy-related purchases		3,711	2,368	2,243
Purchased electric capacity		59	70	53
Purchased gas		426	392	359
Other operations and maintenance		3,376	3,179	3,149
Depreciation, depletion and amortization		2,442	2,103	1,991
Other taxes		676	690	679
Impairment of assets and other charges		2,062	194	2,104
Losses (gains) on sales of assets		426	112	(60)
Total operating expenses		13,178	9,108	10,518
Income from operations		767	2,312	1,401
Earnings (losses) from equity method investees		21	15	(1)
Other income (expense)		109	1,139	663
Interest and related charges		1,002	1,255	1,339
Income (loss) from continuing operations including noncontrolling interests before income tax expense (benefit)		(126)	2,196	725
Income before income tax expense		257	218	175
Income tax expense (benefit)		(148)	239	(59)
Net Income From Continuing Operations Including Noncontrolling Interests		22	1,957	784
Net Income (Loss) From Discontinued Operations Including Noncontrolling Interest	[1],[2]	972	1,357	(1,334)
Net income (loss) including noncontrolling interests		994	3,314	(550)
Noncontrolling Interests			26	(149)
Net Income (Loss) Attributable to Dominion Energy		994	3,288	(401)
Amounts attributable to Dominion Energy
Net income from continuing operations		22	1,931	1,039
Net income (loss) from discontinued operations		$ 972	$ 1,357	$ (1,440)
EPS - Basic
Net income (loss) from continuing operations		$ (0.09)	$ 2.3	$ 1.17
Net income from discontinued operations		1.18	1.68	(1.73)
Net income (loss) attributable to Dominion Energy		1.09	3.98	(0.56)
EPS - Diluted
Net income (loss) from continuing operations		(0.09)	2.3	1.16
Net income (loss) discontinued operations		1.18	1.68	(1.73)
Net income (loss) attributable to Dominion Energy		$ 1.09	$ 3.98	$ (0.57)
Virginia Electric and Power Company
Operating Revenue	[3]	$ 9,654	$ 7,470	$ 7,763
Operating Expenses
Electric fuel and other energy-related purchases	[3]	2,913	1,735	1,636
Purchased electric capacity		46	24	(17)
Affiliated suppliers		342	333	314
Other operations and maintenance		1,709	1,460	1,472
Depreciation, depletion and amortization		1,736	1,364	1,252
Other taxes		303	326	327
Impairment of assets and other charges (benefits)		557	(269)	1,093
Total operating expenses		7,606	4,973	6,077
Income from operations		2,048	2,497	1,686
Other income (expense)			146	80
Interest and related charges	[3]	642	534	516
Income before income tax expense		1,406	2,109	1,250
Income tax expense (benefit)		191	397	229
Net Income (Loss) Attributable to Dominion Energy		$ 1,215	$ 1,712	$ 1,021

[1]	Includes income tax expense (benefit) of $225 million, $374 million and $(61) million for the years ended December 31, 2022, 2021 and 2020, respectively.
[2]	See Note 9 for amounts attributable to related parties.
[3]	See Note 25 for amounts attributable to affiliates.